Schedule of Investments
June 28, 2024 (unaudited)
Upright Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 82.52%

Agricultural Inputs - 0.15%
The Mosaic Co.	1,200	34,680

Banks - Diversified - 1.09%
Bank of America Corp.	6,000	238,620

Consumer Electronics - 23.81%
Apple, Inc.	24,800	5,223,376

Drug Manufacturers - General - 1.88%
AbbVie, Inc.	2,400	411,648

Drug Manufacturers - Specialty & Generic - 4.96%
Bausch Health Cos., Inc. (2)	2,000	13,940
Teva Pharmaceutical Industries Ltd. ADR (2)	66,102	1,074,158

		1,088,098

Electrical Equipment & Parts - 0.77%
Plug Power, Inc. (2)	72,500	168,925

Insurance - Life - 1.00%
Brighthouse Financial, Inc. (2)	1,000	43,340
MetLife, Inc.	2,500	175,475

		218,815

Integrated Circuit Design - 26.83%
Himax Technologies, Inc. ADR (2)	741,261	5,885,612

Internet Content & Information- 2.36%
Alphabet, Inc. Class C (2)	2,000	366,840
Meta Platforms, Inc. Class A (2)	300	151,266

		518,106
Internet Retail - 0.66%
Alibaba Group Holding Ltd. ADR	2,000	144,000

Semiconductors - 19.01%
Ase Technology Holding Co. Ltd. ADR (2)	10,000	114,200
Silicon Motion Technology Corp. ADR	13,000	1,052,870
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	17,000	2,954,770
United Microelectronics Corp. ADR (2)	5,500	48,180

		4,170,020

Total Common Stock	(Cost $ 11,754,688)	18,101,900

Exchange-Traded Funds (3) - 8.48%

Direxion Daily 20+ Year Treasury Bull 3X Shares	5,000	242,500
Direxion Daily Aerospace & Defense Bull 3X Shares	5,500	142,065
Direxion Daily Dow Jones Internet Bull 3X Shares	18,000	323,820
Direxion Daily Industrials Bull 3X Shares	3,000	147,960
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	4,000	24,880
Direxion Daily Pharmaceutical & Medical Bull 3X Shares ETF	3,000	143,730
Direxion Daily Real Estate Bull 3X Shares	5,000	43,900
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	4,000	91,029
Direxion Daily Semiconductor Bull 3X Shares	8,000	442,880
Direxion Financial Bull 3X Shares	2,000	201,980
Direxion Small Cap Bull 3X Shares	1,500	55,005

Total Exchange-Traded Funds	(Cost $ 1,170,693)	1,859,749

Money Market Registered Investment Companies (4) - 10.09%

Morgan Stanley Institutional Liquidity Fund Government Portfolio - 4.97%	2,182,890	2,182,890
Fidelity Institutional Money Market - Treasury Portfolio - Class I - 4.94%	30,127	30,127

Total Money Market Registered Investment Companies	(Cost $ 2,213,017)	2,213,017

Total Investments - 101.08%	(Cost $ 15,138,399)	22,174,666

Liabilities in Excess of Other Assets - -1.08%		(237,094)

Total Net Assets - 100.00%		21,937,572

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 28, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$22,174,666	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$22,174,666	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 28, 2024.

(9)  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.